Lease Liabilities (Details) - Schedule of Lease liabilities	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)
Lease Liabilities [Abstract]
Current	RM 1,228,069	$ 260,421	RM 1,206,845
Non-current	1,104,051	234,122	2,332,121
Lease liabilities, current and non-current	RM 2,332,120	$ 494,543	RM 3,538,966